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(415) 856-7007 davidhearth@paulhastings.com
March 15, 2011

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Matthews International Funds -- File Nos. 33-78960 and 811-08510

Ladies and Gentlemen:

We are counsel to the Matthews International Funds (the “Trust”), and hereby submit for review the enclosed Post-Effective Amendment No. 43 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) which is being filed pursuant to paragraph (a)(2) of Rule 485 under the Securities Act of 1933, as amended.

The purpose of this Amendment is to seek review by the staff of the Securities and Exchange Commission of an additional prospectus and statement of additional information with respect to a new series of the Trust, which has been designated the Matthews China Small Companies Fund.

Please contact the undersigned at (415) 856-7007 with comments and questions.

Very truly yours,

/s/ David A. Hearth

David A. Hearth
for PAUL, HASTINGS, JANOFSKY & WALKER LLP